515344
                           SAFECO COMMON STOCK TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000
                        SUPPLEMENT DATED OCTOBER 1, 2000


SAFECO works to provide telephone service during hours that best meet our shareholders' needs. At peak times, we may extend the hours during which our shareholder services representatives are available to speak directly with shareholders. At other times we provide telephone service during hours supported by shareholder call volume.

The following information replaces the box on the bottom of pages 57, 62 and 67 of the No-Load Class Prospectus under the headings "Purchasing Your Shares - By Phone," "Selling Your Shares - By Phone" and "Exchanging Shares From One Fund to Another - By Phone," respectively:

                           Toll-free Client Services:
                                 1-800-624-5711
                         24-hour Automated Service Line:
                                 1-800-835-4391


Account  information  and  servicing is also  available to  shareholders  on the
Internet:

                            24-hour Internet access:
                               www.safecofunds.com
                                  Or email us:
                                mfunds@safeco.com




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                                                                515376

                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO MONEY MARKET TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000
                        SUPPLEMENT DATED OCTOBER 1, 2000


Portfolio Manager Changes:

The following information replaces the paragraphs under the headings "GNMA Fund" and "Money Market Fund," respectively, in the section titled "Portfolio Managers" on page 68 of the Advisor Class A, Advisor Class B and Advisor Class C
Prospectus:

         GNMA Fund: The GNMA Fund is managed by Paul A. Stevenson. Mr. Stevenson has managed or co-managed the Fund since 1988, and is a Vice President of SAM and Vice President of SAFECO Life Insurance Company.

         Money Market Fund: The Money Market Fund is managed by Lesley Fox, Assistant Vice President of SAM. Ms. Fox has been a co-manager of the Fund since May 1, 2000. From 1994 to 2000 she was a senior investment officer for King County, Washington.

Telephone Service Hours:

SAFECO works to provide telephone service during hours that best meet our shareholders' needs. At peak times, we may extend the hours during which our shareholder services representatives are available to speak directly with shareholders. At other times we provide telephone service during hours supported by shareholder call volume.

The following information replaces the information in the "Call" boxes under the subheading "By Phone" in the sections titled "Purchasing Your Shares" and "Selling Your Shares" on pages 113 and 116, and replaces the information following "Our telephone number is" under the subheading "By Phone" in the section titled "Exchanging Shares From One Fund to Another" on the bottom of page 119, of the Advisor Class A, Advisor Class B and Advisor Class C
Prospectus:

         If your securities dealer or other investment professional maintains an account for you and holds your SAFECO Fund shares in its "street name," you should contact your representative at that firm to purchase additional shares, sell shares or exchange shares from one Fund to another. If your account is held directly with the SAFECO Mutual Funds, you may call us at:

                           Toll-free Client Services:
                                 1-800-528-6501
                         24-hour Automated Service Line:
                                 1-800-463-8794



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